Income Taxes - Current and Deferred Taxes Related to Items Directly Charged or Credited to Equity (Detail) - JPY (¥) ¥ in Millions	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016
Disclosure of temporary difference, unused tax losses and unused tax credits [Line Items]
Total tax directly (credited) to equity	¥ (34)	¥ (271)
Initial public offering [member]
Disclosure of temporary difference, unused tax losses and unused tax credits [Line Items]
Share issuance costs		(153)
Share issuance costs		(114)
Stock option 1 [member]
Disclosure of temporary difference, unused tax losses and unused tax credits [Line Items]
Share issuance costs	(9)	¥ (4)
Share issuance costs	(20)
Employee stock ownership plan [member]
Disclosure of temporary difference, unused tax losses and unused tax credits [Line Items]
Share issuance costs	¥ (5)